Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Other Non-current Assets
Rental and other deposits	¥ 8,845		¥ 10,933
Prepaid expenses	1,373		5,273
Others	599		600
Other Non-current Assets	¥ 10,817	$ 1,658	¥ 16,806